Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Schedule of cash and cash equivalents

The consolidated balances of cash and cash equivalents as of December 31, 2020, 2019 and 2018 are as follows:

	December 31,
	2020	2019	2018
Cash and banks	$12,941,334	13,106,862	13,566,098
Investments with maturities less than three months	4,305,998	5,513,276	4,331,423
	17,247,332	18,620,138	17,897,521

Restricted cash	39,042	42,627	4,324
Total cash and cash equivalents	$17,286,374	18,662,765	17,901,845